Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 726,163,677.29
Previously Paid Amount	0.00
Total Fee Amount	111,175.66
Total Offset Amount	39,041.42
Net Fee	$ 72,134.24